VARIABLE INTEREST ENTITIES (VIEs) (Tables)	9 Months Ended
Sep. 30, 2016
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of Sale Leaseback Transactions
The following table gives a summary of the sale and leaseback arrangement, including repurchase options and obligation as of September 30, 2016:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Month of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Tundra	November 2015	254.6	194.1	November 2018	114.6	November 2025
The following table gives a summary of the sale and leaseback arrangement, including repurchase options and obligation as of September 30, 2016:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Month of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Eskimo	November 2015	285.0	225.8	November 2018	128.3	November 2025

Summary of Payment Obligations Under the Bareboat Charter
A summary of our payment obligations under the bareboat charter with Eskimo SPV as of September 30, 2016 is shown below:

(in thousands of $)	2016(1)	2017	2018	2019	2020	After 2020
Golar Eskimo*	5,849	22,963	22,437	21,859	21,330	95,217

(1) For the three months ended December 31, 2016.
*The payment obligation table above includes variable rental payments due under the lease based on an assumed LIBOR of 0.39% plus margin but excludes the repurchase obligation at the end of lease term.
A summary of our payment obligations under the bareboat charter with Tundra SPV as of September 30, 2016 is shown below:

(in thousands of $)	2016(1)	2017	2018	2019	2020	After 2020
Golar Tundra*	5,323	20,910	20,446	19,934	19,466	87,051

(1) For the three months ended December 31, 2016.
*The payment obligation table includes variable rental payments due under the lease based on an assumed LIBOR of 0.39% plus margin but excludes the repurchase obligation at the end of lease term.

Schedule of Assets and Liabilities Impacting Balance Sheet
The most significant impact of consolidation of Eskimo SPV’s assets and liabilities on our condensed consolidated balance sheet is as follows:

(in thousands of $)	September 30, 2016	December 31, 2015
Assets
Restricted cash	2,200	4,031

Liabilities
Long-term debt	237,084	254,070